Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maturity of net debt [line items]
Current financial assets	$ 15,964	$ 9,485
Non-current financial debts	(22,470)	(23,224)
Current financial debt	(9,678)	(5,308)
Net debt	(16,184)	(19,047)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	2,447	487
Commodities [member]
Maturity of net debt [line items]
Current financial assets	104	106
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	142	32
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	13,271	8,860
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(22,470)	(23,224)
Current financial debt	(9,620)	(5,201)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(22,648)	(23,412)
Current financial debt	(9,620)	(5,201)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(58)	(107)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	3,650	4,338
Current financial debt	(5,233)	(4,607)
Net debt	(1,583)	(269)
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	39	71
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	40	7
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	3,571	4,260
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(5,217)	(4,576)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(5,217)	(4,576)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(16)	(31)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	9,831	4,691
Current financial debt	(4,118)	(217)
Net debt	5,713	4,474
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	56	72
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	75	19
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	9,700	4,600
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(4,084)	(169)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(4,084)	(169)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(34)	(48)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	2,118	111
Current financial debt	(327)	(484)
Net debt	1,791	(373)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	2,091	105
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	27	6
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(319)	(456)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(319)	(456)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(8)	(28)
Between one and five years
Maturity of net debt [line items]
Current financial assets	198	181
Non-current financial debts	(8,980)	(9,849)
Net debt	(8,782)	(9,668)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	198	181
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(8,980)	(9,849)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(9,025)	(9,893)
Later than five years
Maturity of net debt [line items]
Current financial assets	167	164
Non-current financial debts	(13,490)	(13,375)
Net debt	(13,323)	(13,211)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	63	58
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	104	106
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(13,490)	(13,375)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (13,623)	$ (13,519)